DEBT (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The following table presents the components of outstanding debt (in thousands):

	June 30, 2021	December 31, 2020
Term loan	$225,000	$190,541
Revolving credit facility	—	4,000
Delayed draw term loan	—	8,236
Notes payable	—	1,074
Total debt	225,000	203,851
Unamortized debt issuance costs (1)	(6,755)	(2,293)
Debt, net	218,245	201,558
Current portion of long-term debt	(2,250)	(7,967)
Long-term debt	$215,995	$193,591

(1) Includes net debt issuance discount and other costs.

Schedule of Maturities of Long-term Debt	The scheduled maturities of our total debt are estimated as follows at June 30, 2021:

(in thousands)
2021	$1,125
2022	2,250
2023	2,250
2024	2,250
2025 and thereafter	217,125
Total debt	$225,000